Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 264,120	$ 251,500
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	132,111	117,171
Assets accepted as collateral that can be sold or repledged in the absence of default	515,267	495,653
Assets accepted as collateral and sold or repledged	293,460	284,108
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	84,863	77,847
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	47,248	39,324
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	17,713	20,504
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	14,880	13,636
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	24,524	27,490
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	91,975	88,367
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	51,642	40,280
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 63,386	$ 61,223